A3 Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Impact on Implementation of IFRS 9 and IFRS 15 on Equity and Other Balance Sheet Items

Impact of IFRS 9 and IFRS 15 on balance sheet items

2017	As reported 31.12.2017	IFRS 15 restatement	Restated balance 31.12.2017	IFRS 9 adjustment	Adjusted balance at 1.1.2018
ASSETS
Non-current assets
Deferred tax assets	21,228	735	21,963	288	22,251
Current assets
Inventories	24,960	587	25,547	—	25,547
Contract assets	—	13,120	13,120	—	13,120
Trade receivables	63,210	–15,105	48,105	–1,240	46,865
EQUITY AND LIABILITIES
Equity
Stockholder’s equity	99,540	–2,605	96,935	–983	95,952
Non-current liabilities
Borrowings, non-current	30,500	—	30,500	31	30,531
Current liabilities
Provisions, current	6,350	–67	6,283	—	6,283
Contract liabilities	—	29,076	29,076	—	29,076
Trade payables	26,321	–1	26,320	—	26,320
Other current liabilities	62,370	–27,065	35,305	—	35,305

2015 and 2016	As reported 31.12.2015	IFRS 15 restatement	Restated balance 1.1.2016	As reported 31.12.2016	IFRS 15 restatement	Restated balance 31.12.2016
ASSETS
Non-current assets
Deferred tax assets	13,183	1,228	14,411	15,522	1,476	16,998
Current assets
Inventories	28,436	169	28,605	30,307	1,311	31,618
Contract assets	—	20,188	20,188	—	17,773	17,773
Trade receivables	71,069	–21,880	49,189	68,117	–19,759	48,358
EQUITY AND LIABILITIES
Equity
Stockholder’s equity	146,525	–4,353	142,172	139,817	–5,235	134,582
Non-current liabilities
Borrowings, non-current	22,744	—	22,744	18,653	—	18,653
Current liabilities
Provisions, current	3,662	—	3,662	5,411	–37	5,374
Contract liabilities	—	20,324	20,324	—	24,930	24,930
Trade payables	22,389	—	22,389	25,318	526	25,844
Other current liabilities	58,663	–16,267	42,396	56,003	–19,381	36,622

Summary of Reclassification of Financial Instruments

Reclassification of financial instruments as of 1.1.2018

MSEK	Classification under IAS 39	Classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Financial assets
Customer finance	Loans and receivables	FVTPL	3,931	3,931
Trade receivables	Loans and receivables	FVOCI	48,105	46,865	1)
Interest-bearing securities – held for trading	FVTPL	FVTPL	6,118	6,118
Interest-bearing securities – managed on a fair value basis	Available- for-sale	FVTPL	25,433	25,433
Interest-bearing securities – other	Loans and receivables	Amortized cost	266	266
Cash equivalents – held for trading	FVTPL	FVTPL	14,345	14,345
Cash equivalents – other	Loans and receivables	Amortized cost	3,136	3,136
Other investments in shares and participations	Available- for-sale	FVTPL	1,279	1,279
Other financial investments 2)	FVTPL	FVTPL	820	820
Derivatives 3)	FVTPL	FVTPL	1,293	1,293
Financial liabilities
Borrowings – managed on a fair value basis	Amortized cost	Designated FVTPL	28,771	28,802	4)
Borrowings – other	Amortized cost	Amortized cost	4,274	4,274
Trade payables	Amortized cost	Amortized cost	26,320	26,320
Derivatives 3)	FVTPL	FVTPL	926	926

1)	Change in value due to additional impairment allowance.
2)	Other financial investments are presented in other financial assets.
3)	Derivatives are presented in other current receivables or other current liabilities in the consolidated balance sheet
4)	Change in value due to transition from amortized cost to fair value.

Summary of Estimated Impact of IFRS 15 on Equity	Impact of IFRS 15 on Equity

	As reported	Impact of IFRS 15	Restated
January 1, 2016	147,366	–4,353	143,013
December 31, 2016	140,492	–5,235	135,257
December 31, 2017	100,176	–2,605	97,571

Summary of Estimated Impact of IFRS 15 on Income Statement Items
Impact of IFRS 15 on Income statement items

	As reported	Impact of IFRS 15	Restated
2017
Net sales	201,303	4,075	205,378
Cost of sales	–156,758	–693	–157,451
Gross income	44,545	3,382	47,927
Operating income (loss)	–38,126	3,383	–34,743
Taxes	4,267	–742	3,525
Net income (loss)	–35,063	2,630	–32,433
Earnings per share, basic (SEK)	–10.74	0.80	–9.94
Earnings per share, diluted (SEK)	–10.74	0.80	–9.94
2016
Net sales	222,608	–2,292	220,316
Cost of sales	–156,243	1,181	–155,062
Gross income	66,365	–1,111	65,254
Operating income (loss)	6,299	–1,112	5,187
Taxes	–2,131	249	–1,882
Net income (loss)	1,895	–883	1,012
Earnings per share, basic (SEK)	0.53	–0.27	0.26
Earnings per share, diluted (SEK)	0.52	–0.27	0.25